4. Stock Options and Warrants	12 Months Ended
Dec. 31, 2014
Notes
4. Stock Options and Warrants

4.    STOCK OPTIONS AND WARRANTS

During the year ended December 31, 2014, the Company did not grant any stock options.

	12/31/2014		12/31/2013
		Weighted		Weighted
	Number	average	Number	average
	of	exercise	of	exercise
	Options	price	Options	price
Outstanding, beginning of period	836,667	$1.43	236,667	$4.05
Granted	-	0.40	600,000	0.40
Exercised	-	-	-	-
Expired	-	-	-	-
Outstanding, end of period	836,667	$1.43	836,667	$1.43
Exercisable at the end of period	811,667	$1.46	611,667	$1.81

The weighted average remaining contractual life of options outstanding as of December 31, 2014 was as follows:

			Weighted
			Average
	Stock	Stock	Remaining
Exercisable	Options	Options	Contractual
Prices	Outstanding	Exercisable	Life (years)
$4.05	236,667	236,667	1.23
0.40	600,000	575,000	3.17
Total	836,667	811,667

The weighted average remaining contractual life of options outstanding as of December 31, 2013 was as follows:

			Weighted
			Average
	Stock	Stock	Remaining
Exercisable	Options	Options	Contractual
Prices	Outstanding	Exercisable	Life (years)
$4.05	236,667	236,667	2.23
0.40	600,000	375,000	4.17
Total	836,667	611,667

On March 1, 2013, the Board of Directors of the Company granted non-qualified stock options to purchase 600,000 shares of common stock of the Company to its employees, directors and certain consultants. The stock options vest at various times, and are exercisable for a period of five years from the date of grant at an exercise price of $0.40 per share, the market value of the Company’s common stock on the date of grant.

The stock-based compensation expense recognized in the statement of operations during the years ended December 31, 2014 and 2013, related to the granting of these options was $51,883 and $133,997.

As of December 31, 2014 and 2013, there was no intrinsic value with regards to the outstanding options.

During the year ended December 31, 2014, the Company did not grant any stock options.

For purpose of determining the fair market value of the stock options granted during the year ended December 31, 2013, the Company used Black Scholes option valuation model. The significant assumptions used in the Black Scholes valuation of the derivative are as follows:

12/31/2013
Risk free interest rate	0.75%
Stock volatility factor	82.00%
Weighted average expected option life	5 years
Expected dividend yield	None

Warrants

During the years ended December 31, 2014 and 2013, the Company granted no warrants. As of December 31, 2014 and 2013, 245,000 warrants were outstanding for both years, respectively.  The warrant terms are 5 years with 95,000 warrants expiring in October 2016 and 150,000 warrants expiring in October 2017.

	12/31/2014		12/31/2013
		Weighted		Weighted
	Number	average	Number	average
	of	exercise	of	exercise
	Warrants	price	Warrants	price
Outstanding, beginning of period	245,000	$0.97	245,000	$0.97
Granted	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	-	-
Outstanding, end of period	245,000	$0.97	245,000	$0.97
Exercisable at the end of period	245,000	$0.97	245,000	$0.97